Schedule of net finance costs (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Interest on QIND convertible notes	€ (74)
Other QIND interest (bank borrowings and leases)	(15)
QIND conversion fees	(1)
Interest on lease liabilities (parent and BrightHy)	(2)
Exchange differences on monetary items	2
Fair value gain on derivative financial instruments	12	€ 44
Net finance income / (costs)	€ (78)	€ 93